OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
20. OPERATING SEGMENTS

The reportable operating segments are those operations for which operating results are reviewed by the President and Chief Executive Officer who is the chief operating decision maker regarding decisions about resources to be allocated to the segment and to assess performance provided those operations pass certain quantitative thresholds. Operations with revenues, earnings or losses or assets that exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

Each of the Company's reportable operating segments generally consists of an individual mining property managed by a single general manager and operations management team.

The Company’s operating segments reflect these multiple mining interests and are reported in a manner consistent with internal reporting used to assess the performance of each segment and make decisions about resources to be allocated to the segments.

The information reported below as at and for the years ended December 31, 2019 and 2018 is based on the information provided to the President and Chief Executive Officer.

As at and for the year ended December 31, 2019
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other[3]	Total
Revenue	$333,644	$161,413	$884,931	$—	$—	$1,379,988
Production costs	(99,227)	(104,888)	(76,919)	—	—	(281,034)
Royalty expense	(11,240)	(7,738)	(17,454)	—	—	(36,432)
Depletion and depreciation	(44,499)	(33,021)	(91,401)	—	—	(168,921)
Earnings from mine operations	178,678	15,766	699,157	—	—	893,601
Expenses
General and administrative	—	—	—	—	(45,365)	(45,365)
Transaction costs	—	—	—	—	(1,236)	(1,236)
Exploration	(1,338)	(5,288)	(15,895)	(10,948)	—	(33,469)
Care and maintenance	—	(43)	—	(1,148)	—	(1,191)
Earnings (loss) from operations	177,340	10,435	683,262	(12,096)	(46,601)	812,340
Other income (loss), net[1]						(18,817)
Finance items
Finance income[1]						6,941
Finance costs[1]						(2,282)
Earnings before income taxes						798,182

Expenditures on:
Mining interest	$104,728	$37,221	$78,449	$51,294	$—	$271,692
Plant and equipment	89,718	19,400	82,851	48,550	3,886	244,405
Total capital expenditures[2]	$194,446	$56,621	$161,300	$99,844	$3,886	$516,097

Total assets	$645,617	$223,494	$546,069	$197,768	$944,669	$2,557,617
Total liabilities	$203,521	$69,953	$113,629	$37,591	$316,169	$740,863
[1] Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.
[2] Segment capital expenditures are presented on an accrual basis.
[3] Total assets includes $615.7 million of cash that resides within Newmarket Gold NT Holdings Pty. Ltd. ('NGNT'), which is the parent company to the Company's Australian entities. In 2018, the cash balance of $164.5 million was presented as part of the Northern Territory for operating segment note disclosure purposes, however in 2019 the Company has changed the presentation of the cash balance to be included within the 'Corporate and Other' operating segment as it more accurately reflects the total assets of the operating segment.

As at and for the year ended December 31, 2018
	Macassa Mine	Holt Complex	Fosterville	Northern Territory	Corporate and other[3]	Total
Revenue	$307,807	$164,045	$444,059	$—	$—	$915,911
Production costs	(102,845)	(88,844)	(75,743)	—	—	(267,432)
Royalty expense	(9,074)	(8,352)	(8,992)	—	—	(26,418)
Depletion and depreciation	(45,861)	(25,500)	(60,167)	(2,185)	(5)	(133,718)
Earnings (loss) from mine operations	150,027	41,349	299,157	(2,185)	(5)	488,343
Expenses
General and administrative	—	—	—	—	(31,565)	(31,565)
Exploration	(4,090)	(6,232)	(26,481)	(29,811)	—	(66,614)
Care and maintenance	—	(2,832)	—	(249)		(3,081)
Earnings (loss) from operations	145,937	32,285	272,676	(32,245)	(31,570)	387,083
Other income (loss), net[1]						5,130
Finance items
Finance income[1]						5,714
Finance costs[1]						(3,617)
Earnings before income taxes						394,310

Expenditures on:
Mining interest	$67,079	$26,001	$58,650	$23,240	$—	$174,970
Plant and equipment	59,271	16,508	46,407	5,143	—	127,329
Total capital expenditures[2]	$126,350	$42,509	$105,057	$28,383	$—	$302,299

Total assets	$531,457	$196,176	$436,616	$144,945	$400,966	$1,710,160
Total liabilities	$204,160	$51,466	$122,324	$31,121	$37,983	$447,054

[1] Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.
[2] Segment capital expenditures are presented on an accrual basis.
3 In 2018, the cash balance of $164.5 million was presented as part of the Northern Territory for operating segment note disclosure purposes, however in 2019 the Company has changed the presentation of the cash balance to be included within the 'Corporate and Other' operating segment as it more accurately reflects the total assets of the operating segment.
The following table shows non-current assets by geographic region:

	Non-current assets
	As at
	December 31, 2019	December 31, 2018
Geographic information
Australia	$712,845	$571,569
Canada	1,051,224	740,679
Total	$1,764,069	$1,312,248

The following table summarizes sales to individual customers exceeding 10% of annual metal sales for the following periods:

	Metal sales
	Year ended December 31, 2019	Year ended December 31, 2018
Customer
1 - Australia	$882,199	$442,767
2 - Canada	221,958	186,195
3 - Canada	160,336	182,762
4 - Canada	—	93,420
Total	$1,264,493	$905,144
% of total sales	92%	99%

The Company is not economically dependent on a limited number of customers for the sale of its product because gold doré can be sold through numerous commodity market traders worldwide. The hierarchy of customers differ in the years ended December 31, 2019 and 2018.